Stock Based Compensation (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shares
Outstanding, beginning balance	347,789	270,673
Granted	134,243	106,947
Exercised
Forfeited	(6,762)	(29,831)
Outstanding, ending balance	475,270	347,789
Exercise Price
Outstanding, beginning balance
Granted		$ 1.01
Exercised
Forfeited	$ (1.81)	$ (2.51)
Outstanding, ending balance
Minimum [Member]
Exercise Price
Outstanding, beginning balance	$ 0.91	$ 0.91
Granted	$ 0.91	$ 1.01
Outstanding, ending balance	$ 0.91	$ 0.91
Maximum [Member]
Exercise Price
Outstanding, beginning balance	$ 1.01	$ 1.01
Granted	$ 1.01	$ 1.01
Outstanding, ending balance	$ 1.01	$ 1.01